Related Party (Details) - Schedule of notes payable - related party - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2021
Related Party (Details) - Schedule of notes payable - related party [Line Items]
Notes payable - related party, gross	$ 20,000	$ 20,000
Less: Debt Discount	(17,068)
Notes payable	2,932	2,932
Less: Current Debt	(2,932)	(2,932)
Notes payable - related party, net
The September 2020 Goldberg Loan Agreement [Member]
Related Party (Details) - Schedule of notes payable - related party [Line Items]
Notes payable - related party, gross	$ 16,705	$ 16,705
Interest Rate	7.00%	7.00%
Maturity Date		September 2022
Warrants granted, Quantity (in Shares)
Warrants granted, Exercise Price (in Dollars per share)
The September 2020 Rosen Loan Agreement [Member]
Related Party (Details) - Schedule of notes payable - related party [Line Items]
Notes payable - related party, gross	$ 3,295	$ 3,295
Interest Rate	7.00%	7.00%
Maturity Date		September 2022
Warrants granted, Quantity (in Shares)
Warrants granted, Exercise Price (in Dollars per share)